TIAA-CREF FUNDS

TIAA-CREF Mid-Cap Growth Index Fund
TIAA-CREF Mid-Cap Value Index Fund
TIAA-CREF Mid-Cap Blend Index Fund
TIAA-CREF Small-Cap Growth Index Fund
TIAA-CREF Small-Cap Value Index Fund

SUPPLEMENT
dated April 22, 2009
to the February 1, 2009 Institutional and
Retirement Class Prospectuses

Important Information Concerning the TIAA-CREF Funds Mergers

1. What is happening?

Five TIAA-CREF indexed funds will be reorganized, or merged, into two existing indexed TIAA-CREF Funds on or about June 12, 2009. The index funds participating in these mergers are as follows:

TARGET FUNDS	ACQUIRING (SURVIVING) FUNDS
(MERGING FROM)	(MERGING INTO)
TIAA-CREF Small-Cap Growth Index Fund
TIAA-CREF Small-Cap Value Index Fund	TIAA-CREF Small-Cap Blend Index Fund
TIAA-CREF Mid-Cap Growth Index Fund
TIAA-CREF Mid-Cap Value Index Fund	TIAA-CREF Equity Index Fund
TIAA-CREF Mid-Cap Blend Index Fund

Regarding these mergers, it is important to note the following points:

Rationale for the mergers

  The goal of these mergers is to better streamline our mutual fund lineup and defray operating costs, while still providing a full roster of funds in key asset classes at attractive fee levels.

  These five index funds are being merged due to their relatively low level of assets and current and anticipated future lack of demand, which reduces the funds’ economies of scale and impedes their long-term economic viability. These five funds are being merged into other indexed TIAA-CREF Funds that have overlapping investment objectives with the same or lower total expense ratios.

Description of the mergers

  Each acquiring fund would acquire all of the assets of its corresponding target fund on the closing date of the mergers in exchange for newly-issued shares of the acquiring fund and the acquiring fund’s assumption of the target fund’s liabilities.

  Acquiring fund Retirement or Institutional Class shares equal in value to their target fund Retirement or Institutional Class holdings will be distributed to each target fund shareholder based on the applicable funds’ net asset values. Only Retirement and Institutional Class shares of the target and acquiring funds will be involved in the mergers because none of the target funds offer Retail Class shares. Each class of the target funds will be merged into the corresponding class of the acquiring funds. This means that target fund shareholders who hold Institutional Class shares will receive acquiring fund Institutional Class shares, while target fund shareholders who hold Retirement Class shares will receive acquiring fund Retirement Class shares. Each share class of the target funds has the same rights and features as the same share class in the corresponding acquiring fund.

  After this distribution, the target funds will be terminated.

General information

  After the mergers are finalized, former shareholders in the target funds will become shareholders in the corresponding acquiring fund, which has similar investment objectives, strategies, restrictions and risks (please see question 4 for more information on this point).

  It is important to note that expense estimates for all affected funds are expected to be the same or lower post-merger.

2. What will I receive in exchange for my target fund shares in the mergers?

You will receive shares of the acquiring fund (in the same share class) equal in value to the shares you own in the target fund(s) on the date of the mergers (on or around June 12, 2009). Please note, the total dollar amount of your account will not be affected in any way by these mergers. (However, the net asset value (NAV) per share and the number of shares you own will change as a result of these mergers).

3. What will happen around the time of the mergers?

The fund mergers are set to take place on or around June 12, 2009. Shortly before the mergers close, the target funds’ investment portfolios will be transitioned to align them with their respective acquiring fund’s investment portfolio. The target funds will be closed to all new purchases and transfers, including those by existing shareholders, at 4 p.m. (ET) on or about June 5, 2009. Any requested purchase transaction or transfer into one of the target funds after that time will be considered not in good order and will be rejected. Please note, however, that target fund shareholders will still be able to redeem their positions in the target funds until the merger closing date.

     During this transition period, the target funds may not be fully pursuing their stated investment objectives, policies or strategies and they may be subject to certain different investment risks than those stated in the most recent February 1, 2009 TIAA-CREF Funds’ prospectuses.

     On or around June 10, 2009, a dividend, and, if applicable, a capital gain payment, for each of the target funds is scheduled to be distributed to shareholders of record as of June 9, 2009. In addition to receiving a confirmation statement, the dividend/capital gain payment(s) should appear on your second quarter account statement (for the three months ended June 30, 2009). You may experience tax consequences related to this dividend and capital gain distribution. Please contact your tax advisor regarding how these distributions may affect your personal tax situation.

4. How do the target and acquiring funds’ investment characteristics compare?

The corresponding target and acquiring funds’ investment objectives, primary investment strategies, restrictions and risks are discussed below.

Small-Cap Index Fund Mergers

The investment objectives of both the Small-Cap Growth Index Fund and the Small-Cap Value Index Fund are to seek a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of small domestic (growth or value, respectively) companies based on a market index. The target funds’ benchmarks and investment portfolios track the Russell 2000® Growth Index and the Russell 2000® Value Index, respectively.

     The acquiring fund in the Small-Cap Index Fund mergers, the Small-Cap Blend Index Fund, has an identical investment objective and primary investment strategies as the target funds; with the exception that there is no emphasis on growth or value, and the benchmark it tracks is the Russell 2000® Index.

     In addition, while the risks of the acquiring fund are broader than either of the target funds, as the acquiring fund seeks to replicate the entire performance of the Russell 2000® Index as a whole (not just the growth or value components), other risks of the funds are the same, such as market risk, index risk and company risk. The target and acquiring funds also share the same fundamental investment restrictions and the level and type of services to shareholders, and other key operational features of the funds will not change as a result of these mergers.

     Please see the General Information about the Funds section of the respective February 1, 2009 Retirement and Institutional Class prospectuses for more information.

Mid-Cap Index Fund Mergers

The investment objectives of the Mid-Cap Growth Index Fund, the Mid-Cap Value Index Fund and the Mid-Cap Blend Index Fund are to seek a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of medium-sized domestic (growth, value and both growth and value, respectively) companies based on a market index. The target funds’ benchmark and tracking indexes are the Russell Midcap® Growth Index, the Russell Midcap® Value Index and the Russell Midcap® Index, respectively.

     The acquiring fund in the Mid-Cap Index Fund mergers, the Equity Index Fund, has a more encompassing investment objective and primary investment strategies, seeking a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets based on a market index. The Equity Index Fund’s benchmark is the Russell 3000® Index.

     The Russell 3000® Index includes all of the issuers of the midcap indexes of the target funds, so investors in these target funds will have a broader investment objective and exposure in the acquiring fund. In addition, while the risks of the acquiring fund cover the entire Russell 3000® Index (including the risk of investment in smaller companies); other risks of the funds are the same, such as market risk, index risk and company risk. Please note that while the target funds primarily invest in securities of medium-sized domestic companies, the acquiring fund invests primarily in securities of small, medium and large domestic companies. The target and acquiring funds also have the same fundamental investment restrictions and the level and type of services to shareholders, and other key operational features will not change as a result of these mergers.

     Please see the General Information about the Funds section of the respective February 1, 2009 Retirement and Institutional Class prospectuses for more information.

5. How do the funds’ investment portfolios compare?

As noted above, the benchmarks and actual portfolio holdings of the target funds are actually subsets of the benchmarks and holdings of the applicable acquiring funds. Therefore, while the target and acquiring funds may hold some of the same securities, they may hold them in different proportions because the acquiring funds invest in a broader range of securities. Due to these differences, the target funds’ investment adviser will begin transitioning the target funds’ portfolio to align with the applicable acquiring funds’ portfolio prior to the mergers closing date. This transition will generate brokerage commissions and other transaction expenses that will be borne by the target funds, and may result in the generation of capital gains, which may have tax consequences for target fund shareholders.

6. How do the expense ratios of the impacted funds compare?

The expense ratios of the target and acquiring funds are extremely comparable as seen in the tables provided below, which originates from the funds’ current prospectuses.

Small-Cap Index Fund Mergers

FOR RETIREMENT CLASS	TARGET FUNDS		ACQUIRING FUND
INVESTORS	(MERGING FROM)		(MERGING INTO)
	Small-Cap Growth	Small-Cap Value	Small-Cap Blend
	Index Fund[1]	Index Fund[1]	Index Fund[1]
Management Fee	0.04%	0.04%	0.04%
Other Expenses	0.44%	0.41%	0.37%
Acquired Fund Fees and Expenses[2]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.49%	0.46%	0.42%
Expense Reimbursement and Waivers[3]	0.14%	0.11%	0.07%
Net Annual Fund Operating Expenses	0.35%	0.35%	0.35%

[1]

This fund is subject to a redemption fee that is payable to the indicated Funds on shares of those Funds that are redeemed or exchanged within 60 calendar days of the initial purchase date. The redemption fee is based in the total aggregate dollar amount of the redemption or exchange. The redemption fee may be waived in certain circumstances see the prospectus for details.

[2]

The fees and expenses are the Funds’ proportionate amount of the expenses of any investment companies or pools in which they invest. These expenses are not paid directly by fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance.

[3]

Under the Fund’s expense reimbursement arrangements, Advisors has contractually agreed to reimburse the Funds for such Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) that exceed 0.34% of each Fund’s average daily net assets. This expense reimbursement arrangement will continue through at least April 30, 2010.

FOR INSTITUTIONAL CLASS	TARGET FUNDS		ACQUIRING FUND
INVESTORS	(MERGING FROM)		(MERGING INTO)
	Small-Cap Growth	Small-Cap Value	Small-Cap Blend
	Index Fund[1]	Index Fund[1]	Index Fund[1]
Management Fee	0.04%	0.04%	0.04%
Other Expenses	0.20%	0.17%	0.12%
Acquired Fund Fees and Expenses[2]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.25%	0.22%	0.17%
Expense Reimbursement and Waivers[3]	0.15%	0.12%	0.07%
Net Annual Fund Operating Expenses	0.10%	0.10%	0.10%

[1]

This fund is subject to a redemption fee that is payable to the indicated Funds on shares of those Funds that are redeemed or exchanged within 60 calendar days of the initial purchase date. The redemption fee is based in the total aggregate dollar amount of the redemption or exchange. The redemption fee may be waived in certain circumstances see the prospectus for details.

[2]

The fees and expenses are the Funds’ proportionate amount of the expenses of any investment companies or pools in which they invest. These expenses are not paid directly by fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance.

[3]

Under the Fund’s expense reimbursement arrangements, Advisors has contractually agreed to reimburse the Funds for such Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) that exceed 0.09% of each Fund’s average daily net assets. This expense reimbursement arrangement will continue through at least April 30, 2010.

Mid-Cap Index Fund Mergers

FOR RETIREMENT CLASS	TARGET FUNDS			ACQUIRING FUND
INVESTORS	(MERGING FROM)			(MERGING INTO)
	Mid-Cap Growth	Mid-Cap Value	Mid-Cap Blend	Equity
	Index Fund	Index Fund	Index Fund	Index Fund
Management Fee	0.04%	0.04%	0.04%	0.04%
Other Expenses	0.53%	0.36%	0.38%	0.29%
Acquired Fund Fees
and Expenses[1]	0.01%	0.02%	0.01%	0.00%
Total Annual Fund Operating
Expenses	0.58%	0.42%	0.43%	0.33%
Expense Reimbursement
and Waivers[2]	0.23%	0.06%	0.08%	0.00%
Net Annual Fund Operating
Expenses	0.35%	0.36%	0.35%	0.33%

[1]

The fees and expenses are the Funds’ proportionate amount of the expenses of any investment companies or pools in which they invest. These expenses are not paid directly by fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance.

[2]

Under the Fund’s expense reimbursement arrangements, Advisors has contractually agreed to reimburse the Funds for such Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) that exceed 0.34% of each Fund’s average daily net assets. This expense reimbursement arrangement will continue through at least April 30, 2010.

FOR INSTITUTIONAL CLASS	TARGET FUNDS			ACQUIRING FUND
INVESTORS	(MERGING FROM)			(MERGING INTO)
	Mid-Cap Growth	Mid-Cap Value	Mid-Cap Blend	Equity
	Index Fund	Index Fund	Index Fund	Index Fund
Management Fee	0.04%	0.04%	0.04%	0.04%
Other Expenses	0.28%	0.12%	0.13%	0.03%
Acquired Fund Fees
and Expenses[1]	0.01%	0.02%	0.01%	0.00%
Total Annual Fund Operating
Expenses	0.33%	0.18%	0.18%	0.07%
Expense Reimbursement
and Waivers[2]	0.23%	0.07%	0.08%	0.00%
Net Annual Fund Operating
Expenses	0.10%	0.11%	0.10%	0.07%

[1]

The fees and expenses are the Funds’ proportionate amount of the expenses of any investment companies or pools in which they invest. These expenses are not paid directly by fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance.

[2]

Under the Fund’s expense reimbursement arrangements, Advisors has contractually agreed to reimburse the Funds for such Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) that exceed 0.09% of each Fund’s average daily net assets. This expense reimbursement arrangement will continue through at least April 30, 2010.

     Please see the Fees and Expenses section of the respective February 1, 2009 Retirement and Institutional Class prospectuses for more information.

7. How does the investment performance of the impacted funds compare?

Please see the Past Performance section of the respective February 1, 2009 Retirement (pages 40-53) and Institutional (pages 48-63) Class prospectuses for more information, including bar charts which show the target and acquiring funds’ performance each calendar year since the inception of the Class (i.e., the annual total returns). These charts also display the funds’ best and worst returns for a calendar quarter since inception, so as to illustrate how investment performance varies over different time periods.

     In addition, the past performance section also shows the target and acquiring funds’ average annual total returns (before and after taxes) over the one-year, five-year (where applicable) and since inception time periods ended December 31, 2008, and how these returns compared against those of their respective indexes over the same period.

     It is important to note that the performance returns included in this section reflect previous agreements by Teachers Advisors, Inc. (the funds’ investment adviser) to reimburse the funds for some of their “other expenses.” Without these reimbursements, the performance of the funds would have been lower and their expenses higher. How the funds have performed in the past (before and after taxes) is not necessarily an indication of how they will perform in the future.

8. Did the TIAA-CREF Funds’ Board approve these mergers?

After careful consideration, the TIAA-CREF Funds’ Board unanimously approved each merger on behalf of each of the target and acquiring funds. The Board believes the mergers are in the best interests of each of the acquiring and target funds, as well as the shareholders of each fund.

9. Why didn’t I get to vote on this issue?

Under federal securities law, Delaware statutory trust law and relevant organizational documents under which the TIAA-CREF Funds operate, no target or acquiring fund shareholder approval is required in these types of mergers primarily due to the similarities in the target and acquiring funds.

10. Who will bear the costs incurred in connection with these fund mergers?

Except as noted below, all costs incurred in connection with the index fund mergers will be borne by the target and acquiring funds’ investment adviser and not by any of the TIAA-CREF Funds. Costs associated with the transitioning of the target fund portfolios prior to the mergers, including brokerage commissions, will be borne by the applicable target fund. Additionally, the ordinary operating expenses of the target funds will continue to be borne by target fund shareholders until the merger closing date. Also, any fees or expenses individual target fund shareholders may bear as a consequence of the mergers, such as special fees charged by an intermediary through which a target fund shareholder holds its shares, will be borne by that shareholder.

11. What are the tax consequences of these fund mergers?

As we indicated earlier, each fund merger transaction is expected to be a non-taxable event, although we will not be able to make a final determination until the mergers are officially completed. As always, however, we recommend that you consult your personal tax advisor about your specific tax situation. The acquiring funds are expected to be the tax and accounting survivors of these fund mergers. As noted, target fund share-

holders may experience tax consequences as a result of the target funds’ distributions prior to the mergers.

12. Are any services changing as a result of these fund mergers?

No. All shareholders in the target and acquiring funds will continue to receive the same level of service they have always experienced with TIAA-CREF. In addition, the target and acquiring funds will maintain the same investment adviser, Teachers Advisors, Inc.

13. What will happen to standing instructions or other transactions in target fund shares held through intermediaries?

Please note that after 4 p.m. (ET) on or about June 5, 2009, the target funds will be closed to all new purchases and transfers, including those by existing shareholders. After this date, any requested purchase transaction or transfer into one of the target funds will be considered not in good order and will be rejected. If you have standing instructions through an intermediary through which you hold these shares, you should contact the intermediary directly for specific guidance on how these instructions may be impacted as a result of the mergers.

     If you are a retirement plan or IRA client of TIAA-CREF, any standing instructions that are currently in place for target fund shares, such as investment allocations or systematic withdrawals/transfers, will be automatically carried from the existing target fund to the corresponding acquiring fund. For contributions, this will begin going into effect the weekend of June 5, 2009. For distributions, this will begin going into effect the weekend of June 12, 2009. All other purchase orders in target fund shares through a TIAA-CREF retirement plan or IRA that are received after 4 p.m. (ET) on or about June 5, 2009, will be considered not in good order and will be rejected.

14. How can I obtain a TIAA-CREF Funds prospectus or annual/semiannual report?

You should carefully consider the investment objectives, principal investment strategies, risks, charges and expenses of any fund before investing. Prospectuses that contain this information, as well as annual and semiannual reports, can be viewed at tiaa-cref.org or can be requested free of charge by calling 877 518-9161. Please note that because the target and acquiring funds are described in one combined prospectus (per share class), as a target fund shareholder, you should have already received the prospectus for the acquiring funds.

Please note that small company securities may experience steeper fluctuations in price than those of larger companies. Although the index funds discussed above attempt to closely track the investment performance of their respective benchmark index, they may not duplicate the composition of this index. The fund’s performance, unlike that of its index, is affected by investment and other operating expenses.

TIAA-CREF Individual & Institutional Services, LLC and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

© 2009 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), New York, NY 10017

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